NON-CONTROLLING INTEREST (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Non-controlling Interest
Balance, Beginning of period	$ 1,786,401	$ 1,838,941
Share of income for the year	(1,766,291)	(43,932)	$ 37,516
Foreign exchange on translation	(20,110)	(8,608)	116,810
Balance, End of period		$ 1,786,401	$ 1,838,941